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	December 15, 2008	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 082961-0117

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Hennessy Funds Trust File Nos. 033-52154 and 811-07168

Ladies and Gentlemen:

        On behalf of Hennessy Funds Trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 24 to the Trust’s Form N-1A Registration Statement, including exhibits.

        The Trust has designated on the facing sheet of Post-Effective Amendment No. 24 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a). The Trust is filing Post-Effective Amendment No. 24 pursuant to Rule 485(a) because the Trust is establishing one new series, the Hennessy Select Large Value Fund, establishing a class structure for the Hennessy Select Large Value Fund and establishing a class structure for the Hennessy Cornerstone Large Growth Fund (formerly known as the Hennessy Large Cap Growth Fund). The prospectus and statement of additional information for the other portfolio of Hennessy Funds Trust, the Hennessy Cornerstone Growth Fund, Series II, included in Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A are not changed by the filing of Post-Effective Amendment No. 24 to the Trust’s Registration Statement. The Trust has marked the prospectuses and statements of additional information of the Hennessy Select Large Value Fund and the Hennessy Cornerstone Large Growth Fund with an “r-tag” at the beginning and at the end of the documents (other than the prospectus for the Original Class shares of the Hennessy Cornerstone Large Growth Fund and the statement of additional information for the Hennessy Cornerstone Large Growth Fund, which have been marked to show the changes effected by Post-Effective Amendment No. 24).

        Please call the undersigned at (414) 297-5828 should you have any questions regarding this filing.

Very truly yours,
/s/ Peter D. Fetzer
Peter D. Fetzer

Attachments

cc:	Harry Thomas Tania Kelly Richard Teigen (all without enclosures)

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